Income Taxes - Schedule of Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Net operating loss carryforwards	$ 3,975	$ 152
Research and development credit carryforwards	6,269	982
Capitalized research and development	15,282	5,044
Intangible assets	531	249
Share-based compensation	290	137
Other	463	220
Total deferred tax assets	26,810	6,784
Valuation allowance	(26,736)	(6,727)
Net deferred tax assets	74	57
Deferred tax liabilities
Other	(74)	(57)
Total deferred tax liabilities	74	57
Net deferred tax assets	$ 0	$ 0